SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended
	Feb. 28, 2014 USD ($)	Oct. 31, 2013	Dec. 31, 2006	May 31, 2004	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Jul. 16, 2014 eGistics [Member]	Feb. 28, 2014 Over-Allotment Option [Member]	Dec. 31, 2014 Ordinary shares [Member] USD ($)		Dec. 31, 2012 Consultant [Member] USD ($)	Sep. 18, 2014 Options to Employees and Management [Member] USD ($)	Jul. 13, 2014 Options to Employees and Management [Member] USD ($)	Dec. 15, 2013 Options to Employees and Management [Member] USD ($)	Nov. 19, 2013 Options to Employees and Management [Member] USD ($)	Oct. 15, 2013 Options to Employees and Management [Member] USD ($)
Stock Compensation:
Additional options authorized		1,100,000	700,000	650,000
Options outstanding					1,294,810					1,363,848
Options available for future grant					771,549
Options granted					162,500											52,500	100,000	377,300	50,000	135,000
Vesting period																3 years	3 years	3 years	2 years	2 years
Exercise price																$ 4.15	$ 3.95	$ 6.04	$ 4.45	$ 3.86
Exercisable at the end of the year					908,250
Intrinsic value of options exercised					$ 842
Unrecognized compensation costs related to non-vested share-based compensation arrangements					915
Unrecognized compensation costs related to non-vested share-based compensation arrangements, recognition period					2 years 9 months
Weighted average grant date fair values of options granted					$ 1.85		$ 2.38
Share-based compensation with consultants:
Shares issued for services															250,000
Compensation expenses								813							813
Private placement transaction:
Issuance of Ordinary shares and Warrants, net (Note 10b), shares	3,162,500											412,500	3,162,500	[1]
Ordinary shares, par value per share									0.04	0.04
Issuance of Ordinary shares, net	13,696				13,696	[1]							36	[1]
Issuance costs associated with issuance of Ordinary shares and Warrants					$ 350
Number of ordinary shares issued in conjunction of the acquisition											2,353,310

[1]	Net of issuance expenses in the amount of $ 350.